Fair value of financial instruments	3 Months Ended
Jan. 31, 2020
Text block [abstract]
Fair value of financial instruments
Note 3 Fair value of financial instruments
Carrying value and fair value of financial instruments
The following tables provide a co
m
parison of the c
a
rrying and fair values for each classification of financial instruments. Embedded derivatives are presented on a combined basis with the host contracts. Refer to Note 2 and Note 3 of our audited 2019 Annual Consolidated Financial Statements for a description of the valuation techniques and inputs used in the fair value measurement of our financial instruments. There have been no significant changes to our determination of fair value during the quarter.

	As at January 31, 2020
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$19,151	$–	$–	$12,180	$12,180	$31,331	$31,331
Securities
Trading	135,110	9,905	–	–	–	–	145,015	145,015
Investment, net of applicable allowance	–	–	76,942	522	44,188	44,623	121,652	122,087
	135,110	9,905	76,942	522	44,188	44,623	266,667	267,102
Assets purchased under reverse repurchase agreements and securities borrowed	261,216	–	–	–	62,971	62,972	324,187	324,188
Loans, net of applicable allowance
Retail	282	252	95	–	428,194	429,591	428,823	430,220
Wholesale	8,776	1,973	449	–	189,919	189,599	201,117	200,797
	9,058	2,225	544	–	618,113	619,190	629,940	631,017
Other
Derivatives	93,982	–	–	–	–	–	93,982	93,982
Other assets (1)	3,053	–	–	–	51,146	51,145	54,199	54,198
Financial liabilities
Deposits
Personal	$125	$17,109			$284,768	$284,896	$302,002	$302,130
Business and government (2)	260	117,572			451,404	452,781	569,236	570,613
Bank (3)	–	3,450			27,596	27,614	31,046	31,064
	385	138,131			763,768	765,291	902,284	903,807
Other
Obligations related to securities sold short	35,624	–			–	–	35,624	35,624
Obligations related to assets sold under repurchase agreements and securities loaned	–	247,170			7,221	7,221	254,391	254,391
Derivatives	94,611	–			–	–	94,611	94,611
Other liabilities (4)	(1,484)	71			61,838	61,826	60,425	60,413
Subordinated debentures	–	–			9,269	9,401	9,269	9,401

	As at October 31, 2019
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$22,283	$–	$–	$16,062	$16,062	$38,345	$38,345
Securities
Trading	137,600	8,934	–	–	–	–	146,534	146,534
Investment, net of applicable allowance	–	–	57,223	463	44,784	45,104	102,470	102,790
	137,600	8,934	57,223	463	44,784	45,104	249,004	249,324
Assets purchased under reverse repurchase agreements and securities borrowed	246,068	–	–	–	60,893	60,894	306,961	306,962
Loans, net of applicable allowance
Retail	275	242	95	–	423,469	424,416	424,081	425,028
Wholesale	7,055	1,856	451	–	185,413	184,645	194,775	194,007
	7,330	2,098	546	–	608,882	609,061	618,856	619,035
Other
Derivatives	101,560	–	–	–	–	–	101,560	101,560
Other assets (1)	3,156	–	–	–	50,375	50,375	53,531	53,531
Financial liabilities
Deposits
Personal	$140	$17,394			$277,198	$277,353	$294,732	$294,887
Business and government (2)	151	111,389			453,942	452,536	565,482	564,076
Bank (3)	–	3,032			22,759	22,773	25,791	25,805
	291	131,815			753,899	752,662	886,005	884,768
Other
Obligations related to securities sold short	35,069	–			–	–	35,069	35,069
Obligations related to assets sold under repurchase agreements and securities loaned	–	218,612			7,974	7,974	226,586	226,586
Derivatives	98,543	–			–	–	98,543	98,543
Other liabilities (4)	(1,209)	91			61,039	61,024	59,921	59,906
Subordinated debentures	–	–			9,815	9,930	9,815	9,930

(1)	Includes Customers’ liability under acceptances and financial instruments recognized in Other assets.
(2)	Business and government deposits include deposits from regulated deposit-taking institutions other than banks.
(3)	Bank deposits refer to deposits from regulated banks and central banks.
(4)	Includes Acceptances and financial instruments recognized in Other liabilities.

Fair value of assets and liabilities measured at fair value on a recurring basis and classified using the fair value hierarchy

	As at
	January 31, 2020						October 31, 2019
	Fair value measurements using			Netting adjustments		Fair value	Fair value measurements using			Netting adjustments	Fair value
(Millions of Canadian dollars)	Level 1	Level 2	Level 3				Level 1	Level 2	Level 3
Financial assets
Interest-bearing deposits with banks	$–	$19,151	$–	$		$19,151	$–	$22,283	$–	$	$22,283
Securities
Trading
Debt issued or guaranteed by:
Canadian government (1)
Federal	13,923	6,361	–			20,284	14,655	5,474	–		20,129
Provincial and municipal	–	13,445	–			13,445	–	11,282	–		11,282
U.S. state, municipal and agencies (1)	774	31,557	55			32,386	2,050	39,584	58		41,692
Other OECD government (2)	3,600	3,154	–			6,754	2,786	3,710	–		6,496
Mortgage-backed securities (1)	–	498	–			498	–	482	–		482
Asset-backed securities
Non-CDO securities (3)	–	1,397	2			1,399	–	1,333	2		1,335
Corporate debt and other debt	–	25,342	19			25,361	1	23,643	21		23,665
Equities	41,576	2,076	1,236			44,888	38,309	1,925	1,219		41,453
	59,873	83,830	1,312			145,015	57,801	87,433	1,300		146,534
Investment
Debt issued or guaranteed by:
Canadian government (1)
Federal	–	976	–			976	–	657	–		657
Provincial and municipal	–	3,514	–			3,514	–	2,898	–		2,898
U.S. state, municipal and agencies (1)	126	34,958	–			35,084	210	20,666	–		20,876
Other OECD government	–	4,148	–			4,148	–	4,251	–		4,251
Mortgage-backed securities (1)	–	2,866	27			2,893	–	2,675	27		2,702
Asset-backed securities
CDO	–	6,893	–			6,893	–	7,300	–		7,300
Non-CDO securities	–	828	–			828	–	849	–		849
Corporate debt and other debt	–	22,449	158			22,607	–	17,537	153		17,690
Equities	43	185	293			521	42	127	294		463
	169	76,817	478			77,464	252	56,960	474		57,686
Assets purchased under reverse repurchase agreements and securities borrowed	–	261,216	–			261,216	–	246,068	–		246,068
Loans	–	10,832	995			11,827	–	9,294	680		9,974
Other
Derivatives
Interest rate contracts	1	46,500	422			46,923	1	46,095	349		46,445
Foreign exchange contracts	–	32,273	68			32,341	–	40,768	48		40,816
Credit derivatives	–	219	–			219	–	169	–		169
Other contracts	2,556	13,154	36			15,746	2,852	12,674	11		15,537
Valuation adjustments	–	(708)	3			(705)	–	(712)	15		(697)
Total gross derivatives	2,557	91,438	529			94,524	2,853	98,994	423		102,270
Netting adjustments					(542)	(542)				(710)	(710)
Total derivatives						93,982					101,560
Other assets	1,339	1,634	80			3,053	1,119	1,960	77		3,156
	$63,938	$544,918	$3,394		$ (542)	$611,708	$62,025	$522,992	$2,954	$ (710)	$587,261
Financial Liabilities
Deposits
Personal	$–	$16,966	$268		$	$17,234	$–	$17,378	$156	$	$17,534
Business and government	–	117,832	–			117,832	–	111,540	–		111,540
Bank	–	3,450	–			3,450	–	3,032	–		3,032
Other
Obligations related to securities sold short	17,544	18,080	–			35,624	20,512	14,557	–		35,069
Obligations related to assets sold under repurchase agreements and securities loaned	–	247,170	–			247,170	–	218,612	–		218,612
Derivatives
Interest rate contracts	–	39,622	1,032			40,654	–	39,165	934		40,099
Foreign exchange contracts	–	34,373	43			34,416	–	40,183	27		40,210
Credit derivatives	–	393	–			393	–	282	–		282
Other contracts	2,560	17,026	191			19,777	2,675	15,776	206		18,657
Valuation adjustments	–	(74)	(13)			(87)	–	12	(7)		5
Total gross derivatives	2,560	91,340	1,253			95,153	2,675	95,418	1,160		99,253
Netting adjustments					(542)	(542)				(710)	(710)
Total derivatives						94,611					98,543
Other liabilities	57	(1,529)	59			(1,413)	102	(1,280)	60		(1,118)
	$20,161	$493,309	$1,580		$ (542)	$514,508	$23,289	$459,257	$1,376	$ (710)	$483,212

(1)
As at January 31, 2020, residential and commercial mortgage-backed securities (MBS) included in all fair value levels of trading securities were $20,009 million and $nil (October 31, 2019 – $22,365 million and $nil), respectively, and in all fair value levels of Investment securities were $9,168 million and $2,099 million (October 31, 2019 –  $6,474 million and $2,046 million), respectively.

(2)	OECD stands for Organisation for Economic Co-operation and Development.
(3)	CDO stands for collateralized debt obligations.

Fair value measurements using significant unobservable inputs (Level 3 Instruments)
A financial instrument is classified as Level 3 in the fair value hierarchy if one or more of its uno
b
servable inputs may significantly affect the measurement of its fair value. In preparing the financial statements, appropriate levels for these unobservable input parameters are chosen so that they are consistent with prevailing market evidence or management judgment. Due to the unobservable nature of the prices or rates, there may be uncertainty about the valuation of these Level 3 financial instruments.
During the three months ended January 31, 2020, there were no significant changes made to the valuation techniques and ranges and weighted averages of unobservable inputs used in the determination of fair value of Level 3 financial instruments. As at January 31, 2020, the impacts of adjusting one or more of the unobservable inputs by reasonably possible alternative assumptions did not change significantly from the impacts disclosed in our 2019 Annual Consolidated Financial Statements.
Changes in fair value measurement for instruments measured on a recurring basis and categorized in Level 3

	For the three months ended January 31, 2020
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$58	$–	$–	$–	$(3)	$–	$–	$55	$–
Asset-backed securities
Non-CDO securities	2	–	–	–	–	–	–	2	–
Corporate debt and other debt	21	(1)	–	–	(1)	–	–	19	(1)
Equities	1,219	(27)	4	71	(28)	–	(3)	1,236	(9)
	1,300	(28)	4	71	(32)	–	(3)	1,312	(10)
Investment
Mortgage-backed securities	27	–	–	–	–	–	–	27	n.a.
Corporate debt and other debt	153	–	5	–	–	–	–	158	n.a.
Equities	294	–	–	–	(1)	–	–	293	n.a.
	474	–	5	–	(1)	–	–	478	n.a.
Loans	680	26	–	318	(9)	8	(28)	995	28
Other
Net derivative balances (3)
Interest rate contracts	(585)	4	–	(36)	1	–	6	(610)	4
Foreign exchange contracts	21	1	–	11	–	(5)	(3)	25	(1)
Other contracts	(195)	(15)	1	(2)	8	(10)	58	(155)	(8)
Valuation adjustments	22	–	–	–	(6)	–	–	16	–
Other assets	77	7	–	–	(4)	–	–	80	7
	$1,794	$(5)	$10	$362	$(43)	$(7)	$30	$2,141	$20
Liabilities
Deposits
Personal	$(156)	$(1)	$–	$(174)	$10	$(16)	$69	$(268)	$3
Business and government	–	–	–	–	–	–	–	–	–
Other
Other liabilities	(60)	(4)	–	3	2	–	–	(59)	(4)
	$(216)	$(5)	$–	$(171)	$12	$(16)	$69	$(327)	$(1)

.	For the three months ended January 31, 2019
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$66	$(1)	$–	$–	$–	$–	$–	$65	$—
Asset-backed securities
Non-CDO securities	110	15	–	–	(116)	–	–	9	1
Corporate debt and other debt	21	1	–	–	–	–	–	22	—
Equities	1,148	(18)	–	80	(143)	9	–	1,076	(5)
	1,345	(3)	–	80	(259)	9	–	1,172	(4)
Investment
Mortgage-backed securities	–	–	–	27	–	–	–	27	n.a.
Corporate debt and other debt	192	(3)	2	–	(56)	–	–	135	n.a.
Equities	237	–	10	–	–	–	–	247	n.a.
	429	(3)	12	27	(56)	–	–	409	n.a.
Loans	551	17	1	264	(2)	–	(5)	826	16
Other
Net derivative balances (3)
Interest rate contracts	(504)	(68)	–	–	40	2	(20)	(550)	(6)
Foreign exchange contracts	21	(7)	6	2	–	(1)	(9)	12	(1)
Other contracts	(84)	45	–	(9)	(23)	(17)	(14)	(102)	60
Valuation adjustments	1	–	–	–	12	–	–	13	—
Other assets	65	–	–	–	(4)	–	–	61	—
	$1,824	$(19)	$19	$364	$(292)	$(7)	$(48)	$1,841	$65
Liabilities
Deposits
Personal	$(390)	$(30)	$(1)	$(9)	$5	$(18)	$352	$(91)	$2
Business and government	5	–	–	–	–	–	(5)	–	—
Other
Other liabilities	(68)	–	–	–	16	–	–	(52)	1
	$(453)	$(30)	$(1)	$(9)	$21	$(18)	$347	$(143)	$3

(1)	These amounts include the foreign currency translation gains or losses arising on consolidation of foreign subsidiaries relating to the Level 3 instruments, where applicable. The unrealized gains on Investment securities recognized in OCI were $4 million for the three months ended January 31, 2020 (January 31, 2019 – gains of $11 million), excluding the translation gains or losses arising on consolidation.
(2)	Other includes amortization of premiums or discounts recognized in net income.
(3)	Net derivatives as at January 31, 2020 included derivative assets of $529 million (January 31, 2019 – $420 million) and derivative liabilities of $1,253 million (January 31, 2019 –$1,047 million).
n.a.	not applicable
Transfers between fair value hierarchy levels for instruments carried at fair value on a recurring basis
Transfers between Level 1 and Level 2, and transfers into and out of Level 3 are assumed to occur at the end of the period. For an asset or a liability that transfers into Level 3 during the period, the entire change in fair value for the period is excluded from the Gains (losses) included in earnings for positions still held column of the above reconciliation, whereas for transfers out of Level 3 during the period, the entire change in fair value for the period is included in the same column of the above reconciliation.
Transfers between Level 1 and 2 are dependent on whether fair value is obtained on the basis of quoted market prices in active markets (Level 1).
During the three months ended January 31, 2020, transfers out of Level 1 to Level 2 included Trading U.S. state, municipal and agencies debt and Obligations related to securities sold short of $722 million and $233 million, respectively.
During the three months ended January 31, 2020 there were no significant transfers out of Level 2 to Level 1.
Transfers between Level 2 and Level 3 are primarily due to either a change in the market observability for an input, or a change in an unobservable input’s significance to a financial instrument’s fair value.
During the three months ended January 31, 2020 there were no significant transfers in or out of Level 2 and Level 3.

Net interest income from financial instruments
Interest and dividend income arising from financial assets and financial liabilities and the associated costs of funding are reported in Net interest income.

	For the three months ended
(Millions of Canadian dollars)	January 31 2020	January 31 2019 (1)
Interest and dividend income (2), (3)
Financial instruments measured at fair value through profit or loss (4)	$2,985	$2,887
Financial instruments measured at fair value through other comprehensive income	309	272
Financial instruments measured at amortized cost	6,944	6,990
	10,238	10,149
Interest expense (2)
Financial instruments measured at fair value through profit or loss	$2,360	$2,555
Financial instruments measured at amortized cost (5)	2,657	2,747
	5,017	5,302
Net interest income	$5,221	$4,847

(1)	Amounts have been revised from those previously presented.
(2)	Excludes the following amounts related to our insurance operations and included in Insurance premiums, investment and fee income in the Condensed Consolidated Statements of Income: Interest income of $132 million (January 31, 2019 – $129 million), and Interest expense of $2 million (January 31, 2019 – $1 million).
(3)	Includes dividend income for the three months ended January 31, 2020 of $608 million (January 31, 2019 – $437 million), which is presented in Interest and dividend income in the Condensed Consolidated Statements of Income.
(4)	Commencing Q4 2019, the interest component of the valuation of certain deposits carried at fair value through profit or loss (FVTPL) previously presented in trading revenue is presented in net interest income. Comparative amounts have been reclassified to conform with this presentation.
(5)	Includes interest expense on lease liabilities for the three months ended January 31, 2020 of $31 million, due to the adoption of IFRS 16.